SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

On September 30, 2024, the Company extended its promissory note with the April 2024 noteholder to November 30, 2024. As consideration for this extension, the Company has agreed to issue up to 400,000 shares for the full 60-day extension at the time of maturity. These shares were subsequently issued on October 1, 2024.

On October 1, 2024, the Company issued 85,000 shares of common stock to its director in connection with the director’s agreement.

On October 1, 2024, the Company issued 9,670 shares of common stock to a vendor in connection with legal services rendered.

On October 10, 2024, the Company issued 8,156 shares of common stock to a vendor in connection to legal services rendered.

On October 21, 2024, the Company extended its promissory note with the April 22, 2024 noteholder to December 21, 2024. As consideration for this extension, we issued 50,000 shares at a price of $0.08.

On November 1, 2024, the Company issued 875,000 shares of common stock to an employee in connection with their employment agreement. The shares were issued at $0.05.

On November 1, 2024, the Company entered into a securities purchase agreement with AJB Capital Investments LLC for a principal amount of $45,000, carrying 12% interest, and an amount of 3.6M shares reserved in the event of conversion, maturing on December 31, 2024. The Company received $35,500, net of an original issue discount of $4,500 and $5,000 in legal fees.

On November 5, 2024, the Company issued 6,627 shares of common stock to the vendor in connection with legal services rendered. The shares were issued at $0.05.